Prepaid Forward Gold Contract Liability (Details)	Dec. 31, 2020 Installments
Total Gold Ounces	47,045
December 2020 [Member]
Gold Ounces per Month	655
Total Gold Ounces	655
January 2021 to March 2021 [Member]
Gold Ounces per Month	896
Total Gold Ounces	2,688
April 2021 to March 2022 [Member]
Gold Ounces per Month	911
Total Gold Ounces	10,932
April 2022 to March 2023 [Member]
Gold Ounces per Month	1,396
Total Gold Ounces	16,752
April 2023 to December 2023 [Member]
Gold Ounces per Month	1,753
Total Gold Ounces	15,777
January 2024 [Member]
Gold Ounces per Month	241
Total Gold Ounces	241